STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Income Statement [Abstract]
Operating costs	$ 397	$ 448,577	$ 625,671	$ 20,887
Franchise tax expenses	0	50,000	100,000	124,434
Loss from Operations	(397)	(498,577)	(725,671)	(145,321)
Other income:
Interest income	0	95	107
Investment income on investment held in Trust Account	0	5,831	10,250	484
Loss before income taxes	(397)	(492,651)	(715,314)	(144,837)
Income taxes provision	0	0	0	0
Net loss	$ (397)	$ (492,651)	$ (715,314)	$ (144,837)
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption	0	6,500,000	6,500,000	1,001,327
Basic and diluted net loss per share, common stock subject to possible redemption	$ 0	$ (0.06)	$ (0.09)	$ (0.14)
Basic and diluted weighted average shares outstanding, common stock attributable to Mana Capital Acquisition Corp.	1,550,000	1,625,000	1,625,000	1,560,288
Basic and diluted net loss per share, common stock attributable To Mana Capital Acquisition Corp.	$ (0.00)	$ (0.06)	$ (0.09)	$ (0.09)